CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Interest income
Loans, including fees	$ 11,534	$ 8,802	$ 22,231	$ 17,266
Interest on investment securities:
Taxable interest	5,006	5,356	10,066	10,493
Tax-exempt interest	3,117	2,956	6,291	5,040
Federal funds sold/securities purchased under agreements to resell	158	85	322	191
Interest earning deposits	557	411	1,179	1,175
Total interest income	20,372	17,610	40,089	34,165
Interest expense
Deposits	3,215	2,695	6,314	5,472
Securities sold under agreements to repurchase	4	11	13	23
Subordinated debenture	116	113	211	228
Total interest expense	3,335	2,819	6,538	5,723
Net interest income	17,037	14,791	33,551	28,442
Provision for loan and lease losses	510	1,173	1,175	2,448
Net interest income after provision for loan and lease losses	16,527	13,618	32,376	25,994
Non-interest income
Service fees on deposit accounts	1,900	1,377	3,660	2,587
Card payment and ACH processing fees	1,496	1,317	2,749	2,620
Prepaid card fees	11,128	12,898	24,260	26,366
Gain on sale of loans	5,901	5,212	7,577	10,696
Gain on sale of investment securities	193	159	273	400
Leasing income	656	1,015	1,175	1,396
Debit card income	471	456	931	882
Affinity fees	896	668	1,308	1,202
Other	2,083	287	3,568	918
Total non-interest income	24,724	23,389	45,501	47,067
Non-interest expense
Salaries and employee benefits	17,384	15,744	32,909	30,889
Depreciation and amortization	1,195	1,133	2,397	2,183
Rent and related occupancy cost	1,401	1,122	2,786	2,149
Data processing expense	3,760	3,463	6,988	6,718
Printing and supplies	568	589	1,183	1,145
Audit expense	773	400	1,199	776
Legal expense	648	302	2,053	932
Amortization of intangible assets	298	304	595	608
FDIC insurance	2,753	1,116	5,606	2,805
Software	1,523	1,123	2,873	2,291
Insurance	501	485	959	936
Telecom and IT network communications	412	480	962	1,001
Securitization and servicing expense	373	703	852	1,281
Consulting	732	409	2,220	1,105
Bank Secrecy Act and lookback consulting expenses	9,212	2,169	14,956	2,169
Other	4,901	4,470	8,756	8,229
Total non-interest expense	46,434	34,012	87,294	65,217
Income (loss) from continuing operations before income taxes	(5,183)	2,995	(9,417)	7,844
Income tax (benefit) provision	(2,684)	1,343	(5,111)	2,966
Net income (loss) from continuing operations	(2,499)	1,652	(4,306)	4,878
Income from discontinued operations before income taxes	4,097	12,063	7,196	9,588
Income tax provision	1,424	3,393	2,502	2,517
Income from discontinued operations, net of tax	2,673	8,670	4,694	7,071
Net income available to common shareholders	$ 174	$ 10,322	$ 388	$ 11,949
Net income (loss) per share from continuing operations - basic	$ (0.07)	$ 0.04	$ (0.11)	$ 0.13
Net income (loss) per share from discontinued operations - basic	0.07	0.23	0.12	0.19
Net income (loss) per share - basic (in dollars per share)	0.00	0.27	0.01	0.32
Net income (loss) per share from continuing operations - diluted	(0.07)	0.04	(0.11)	0.13
Net income (loss) per share from discontinued operations - diluted	0.07	0.23	0.12	0.18
Net income per share - diluted (in dollars per share)	$ 0.00	$ 0.27	$ 0.01	$ 0.31